LONG TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2010	May 31, 2010	Dec. 31, 2011	Dec. 31, 2009
Debt Instrument [Line Items]
Amount of debt extinguished				$ 675
Shareholders [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 100
Delayed payment amount		$ 100
Debt instrument, term		3 months
Banks [Member]
Debt Instrument [Line Items]
Amount of debt extinguished	$ 2,400
Total debt, amount maturing in 5 years	1,000
Total debt, amount maturing in 10 years	$ 600
Debt instrument, term			10 years
Mivtach [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 850
Debt instrument, term		5 years